Derivatives	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

Note 13: Derivatives
We use derivatives to manage exposure to market risk, including interest rate risk, credit risk and foreign currency risk, and to assist customers with their risk management objectives. We designate certain derivatives as hedging instruments in qualifying hedge accounting relationships (fair value or cash flow hedges). Our remaining derivatives consist of economic hedges that do not qualify for, or we have elected not to apply, hedge accounting and derivatives held for customer accommodation trading purposes.

Risk Management Derivatives
Our asset/liability management approach to interest rate, foreign currency and certain other risks includes the use of derivatives, which are typically designated as fair value or cash flow hedges, or economic hedges. We use derivatives to help minimize significant, unplanned fluctuations in earnings, fair values of assets and liabilities, and cash flows caused by interest rate, foreign currency and other market risk volatility. This approach involves modifying the repricing characteristics of certain assets and liabilities so that changes in interest rates, foreign currency and other exposures, which may cause the hedged assets and liabilities to gain or lose fair value, do not have a significant adverse effect on the net interest margin, cash flows and earnings.

Customer Accommodation Trading
We also use various derivatives, including interest rate, commodity, equity, credit and foreign exchange contracts, as an accommodation to our customers as part of our trading businesses. These derivative transactions, which involve engaging in market-making activities or acting as an intermediary, are conducted in an effort to help customers manage their market risks. We usually offset our exposure from such derivatives by entering into other financial contracts, such as separate derivative or security transactions.

Table 13.1 presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recognized on our consolidated balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which derivative cash flows are determined.
Table 13.1: Notional or Contractual Amounts and Fair Values of Derivatives

	December 31, 2025			December 31, 2024
	Notional or contractual amount	Fair value		Notional or contractual amount	Fair value
		Derivative assets	Derivative liabilities		Derivative assets	Derivative liabilities
(in millions)
Derivatives designated as hedging instruments
Interest rate contracts	$377,837	447	852	294,127	352	863
Commodity contracts	8,854	2	279	4,756	17	10
Foreign exchange contracts	6,455	24	180	3,326	12	370
Total derivatives designated as qualifying hedging instruments		473	1,311		381	1,243
Derivatives not designated as hedging instruments
Interest rate contracts	11,919,067	21,896	21,923	9,510,281	28,463	30,272
Commodity contracts	117,863	3,245	4,126	96,321	2,624	1,623
Equity contracts	634,436	20,788	22,714	487,097	15,201	15,606
Foreign exchange contracts	5,601,838	38,047	36,797	3,506,412	51,944	50,555
Credit contracts	62,336	81	85	47,557	96	50
Total derivatives not designated as hedging instruments		84,057	85,645		98,328	98,106
Total derivatives before netting		84,530	86,956		98,709	99,349
Netting		(62,720)	(73,332)		(78,697)	(83,014)
Total		$21,810	13,624		20,012	16,335
Balance Sheet Offsetting
We execute substantially all of our derivative transactions under master netting arrangements. When legally enforceable, these master netting arrangements give the ability, in the event of default by the counterparty, to liquidate securities held as collateral and to offset receivables and payables with the same counterparty. We reflect all derivative balances and related cash collateral subject to legally enforceable master netting arrangements on a net basis within trading assets and trading liabilities on our consolidated balance sheet. We do not net non-cash collateral that we receive or pledge against derivative balances on our consolidated balance sheet.

For disclosure purposes, we present Total derivatives, net which represents the aggregate of our net exposure to each counterparty after considering the balance sheet netting adjustments and any non-cash collateral. We manage derivative exposure by monitoring the credit risk associated with each counterparty using counterparty-specific credit risk limits, using master netting arrangements and obtaining collateral.

Table 13.2 provides information on the fair values of derivative assets and liabilities subject to legally enforceable master netting arrangements with the same counterparty, the balance sheet netting adjustments and the resulting net fair value amount recognized on our consolidated balance sheet, as well as the non-
cash collateral associated with such arrangements. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 17 (Securities Financing Activities).
Table 13.2: Offsetting of Derivative Assets and Liabilities

	December 31, 2025		December 31, 2024
(in millions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts
Over-the-counter (OTC)	$20,594	20,835	26,350	27,786
OTC cleared	445	366	961	1,126
Exchange traded	58	65	178	121
Total interest rate contracts	21,097	21,266	27,489	29,033
Commodity contracts
OTC	2,432	3,764	1,936	1,121
Exchange traded	405	252	301	327
Total commodity contracts	2,837	4,016	2,237	1,448
Equity contracts
OTC	6,836	12,149	6,139	9,977
Exchange traded	12,274	8,476	7,195	4,271
Total equity contracts	19,110	20,625	13,334	14,248
Foreign exchange contracts
OTC	37,437	36,757	51,541	50,654
Total foreign exchange contracts	37,437	36,757	51,541	50,654
Credit contracts
OTC	81	83	91	46
Total credit contracts	81	83	91	46
Total derivatives subject to enforceable master netting arrangements, gross	80,562	82,747	94,692	95,429
Less: Gross amounts offset
Counterparty netting (1)	(57,957)	(57,777)	(69,080)	(68,945)
Cash collateral netting	(4,763)	(15,555)	(9,617)	(14,069)
Total derivatives subject to enforceable master netting arrangements, net	17,842	9,415	15,995	12,415
Derivatives not subject to enforceable master netting arrangements	3,968	4,209	4,017	3,920
Total derivatives recognized in consolidated balance sheet, net	21,810	13,624	20,012	16,335
Non-cash collateral	(4,906)	(3,091)	(4,024)	(2,853)
Total derivatives, net	$16,904	10,533	15,988	13,482
(1)Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset on our consolidated balance sheet, including portfolio level valuation adjustments related to customer accommodation and other trading derivatives. These valuation adjustments were substantially all related to interest rate and foreign exchange contracts. Table 13.7 and Table 13.8 present information related to derivative valuation adjustments.
Fair Value and Cash Flow Hedges
For fair value hedges, we use interest rate swaps to convert certain of our fixed-rate long-term debt and time certificates of deposit to floating rates to hedge our exposure to interest rate risk. We also enter into cross-currency swaps, cross-currency interest rate swaps and forward contracts to hedge our exposure to foreign currency risk and interest rate risk associated with the issuance of non-U.S. dollar denominated long-term debt. We also enter into futures contracts, forward contracts, and swap contracts to hedge our exposure to the price risk of physical commodities inventory included in trading assets on our consolidated balance sheet. In addition, we use interest rate swaps, cross-currency swaps, cross-currency interest rate swaps and forward contracts to hedge against changes in fair value of certain investments in AFS debt securities due to changes in interest rates, foreign currency rates, or both. For certain fair value hedges of interest rate risk, we use the portfolio layer method to hedge stated amounts of closed portfolios of AFS debt securities. For certain fair value hedges of foreign currency risk, changes in fair value of cross-currency swaps and forward contracts attributable to changes in cross-currency basis spreads and the spot-forward difference, respectively, are excluded from the assessment of hedge effectiveness. Excluded components are either recognized in other comprehensive income (OCI) and amortized into earnings over the life of the derivative or recognized directly in earnings. See Note 24 (Other Comprehensive Income) for the amounts recognized in OCI.

For cash flow hedges, we use interest rate swaps and swaptions to hedge the variability in interest payments received on certain interest-earning deposits with banks and certain floating-rate commercial loans. We also use cross-currency swaps to hedge variability in interest payments on fixed-rate foreign currency-denominated long-term debt due to changes in foreign exchange rates. For certain cash flow hedges of interest rate risk, changes in fair value of swaptions attributable to changes in time value and volatility are excluded from the assessment of hedge effectiveness and recognized in OCI. See Note 24 (Other Comprehensive Income) for the amounts recognized in OCI.

We estimate $141 million pre-tax of deferred net losses related to cash flow hedges in OCI at December 31, 2025, will be reclassified into net interest income during the next 12 months. For cash flow hedges as of December 31, 2025, we are hedging our interest rate and foreign currency exposure to the variability of future cash flows for all forecasted transactions for a maximum of approximately 10 years. For additional information on our accounting hedges, see Note 1 (Summary of Significant Accounting Policies).
Table 13.3 and Table 13.4 show the net gains (losses) related to derivatives in cash flow and fair value hedging relationships, respectively.
Table 13.3: Gains (Losses) Recognized on Cash Flow Hedging Relationships

	Net interest income			Total recognized in net income	Total recognized in OCI
(in millions)	Loans	Other interest income	Long-term debt	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2025
Total amounts presented in the consolidated statement of income and other comprehensive income (1)	$54,737	1,101	(10,268)	N/A	1,245
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(392)	(223)	—	(615)	615
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	602
Total gains (losses) (pre-tax) on interest rate contracts	(392)	(223)	—	(615)	1,217
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(6)	(6)	6
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(6)	(6)	6
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(392)	(223)	(6)	(621)	1,223
Year ended December 31, 2024
Total amounts presented in the consolidated statement of income and other comprehensive income (1)	$57,895	1,137	(12,463)	N/A	(356)
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(444)	(396)	—	(840)	840
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(1,222)
Total gains (losses) (pre-tax) on interest rate contracts	(444)	(396)	—	(840)	(382)
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(7)	(7)	7
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(1)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(7)	(7)	6
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(444)	(396)	(7)	(847)	(376)
Year ended December 31, 2023
Total amounts presented in the consolidated statement of income and other comprehensive income (1)	$57,155	1,068	(11,572)	N/A	545
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(267)	(449)	—	(716)	716
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(201)
Total gains (losses) (pre-tax) on interest rate contracts	(267)	(449)	—	(716)	515
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(8)	(8)	8
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(8)	(8)	8
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(267)	(449)	(8)	(724)	523
(1)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities, with corresponding changes to our consolidated statement of income. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Table 13.4: Gains (Losses) Recognized on Fair Value Hedging Relationships

	Net interest income			Noninterest income	Total recognized in net income	Total recognized in OCI
(in millions)	Available-for-sale and held-to-maturity debt securities (1)	Deposits	Long-term debt	Net gains from trading and securities (1)	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2025
Total amounts presented in the consolidated statement of income and other comprehensive income (1)	$13,975	(20,449)	(10,268)	5,247	N/A	1,245
Interest rate contracts
Amounts related to cash flows on derivatives	342	(7)	(1,907)	—	(1,572)	N/A
Recognized on derivatives	(903)	71	2,910	—	2,078	—
Recognized on hedged items	905	(72)	(2,944)	—	(2,111)	N/A
Total gains (losses) (pre-tax) on interest rate contracts	344	(8)	(1,941)	—	(1,605)	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	(2)	—	(87)	—	(89)	N/A
Recognized on derivatives	—	—	(38)	125	87	22
Recognized on hedged items	—	—	13	(117)	(104)	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	(2)	—	(112)	8	(106)	22
Commodity contracts
Recognized on derivatives	—	—	—	(5,067)	(5,067)	—
Recognized on hedged items	—	—	—	4,972	4,972	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	(95)	(95)	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$342	(8)	(2,053)	(87)	(1,806)	22
Year ended December 31, 2024
Total amounts presented in the consolidated statement of income and other comprehensive income (1)	$13,001	(24,282)	(12,463)	5,516	N/A	(356)
Interest rate contracts
Amounts related to cash flows on derivatives	864	(398)	(3,752)	—	(3,286)	N/A
Recognized on derivatives	212	(57)	(2,109)	—	(1,954)	—
Recognized on hedged items	(202)	47	2,072	—	1,917	N/A
Total gains (losses) (pre-tax) on interest rate contracts	874	(408)	(3,789)	—	(3,323)	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	—	—	(114)	—	(114)	N/A
Recognized on derivatives	—	—	6	(103)	(97)	20
Recognized on hedged items	—	—	(19)	105	86	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(127)	2	(125)	20
Commodity contracts
Recognized on derivatives	—	—	—	(372)	(372)	—
Recognized on hedged items	—	—	—	456	456	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	84	84	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$874	(408)	(3,916)	86	(3,364)	20
Year ended December 31, 2023
Total amounts presented in the consolidated statement of income and other comprehensive income (1)	$12,320	(16,503)	(11,572)	4,448	N/A	545
Interest contracts
Amounts related to cash flows on derivatives	1,137	(346)	(3,490)	—	(2,699)	N/A
Recognized on derivatives	(536)	312	2,634	—	2,410	—
Recognized on hedged items	534	(304)	(2,631)	—	(2,401)	N/A
Total gains (losses) (pre-tax) on interest rate contracts	1,135	(338)	(3,487)	—	(2,690)	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	—	—	(223)	—	(223)	N/A
Recognized on derivatives	—	—	75	108	183	22
Recognized on hedged items	—	—	(98)	(99)	(197)	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(246)	9	(237)	22
Commodity contracts
Recognized on derivatives	—	—	—	34	34	—
Recognized on hedged items	—	—	—	45	45	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	79	79	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$1,135	(338)	(3,733)	88	(2,848)	22
(1)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities, with corresponding changes to our consolidated statement of income. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Table 13.5 shows the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships.
Table 13.5: Hedged Items in Fair Value Hedging Relationships

	Hedged items currently designated		Hedged items no longer designated
(in millions)	Carrying amount of assets/(liabilities) (1)(2)	Hedge accounting basis adjustment assets/(liabilities) (3)	Carrying amount of assets/(liabilities) (2)	Hedge accounting basis adjustment assets/(liabilities)
December 31, 2025
Available-for-sale debt securities (4)(5)	$94,388	(698)	21,489	285
Trading assets (6)	9,107	1,726	—	—
Interest-bearing deposits	(64,595)	(130)	—	—
Long-term debt	(154,397)	9,825	—	—
December 31, 2024
Available-for-sale debt securities (4)(5)	$37,410	(1,546)	10,778	312
Trading assets (6)	4,787	100	—	—
Interest-bearing deposits	(54,084)	(56)	—	—
Long-term debt	(151,743)	12,858	—	—
(1)Does not include the carrying amount of hedged items where only foreign currency risk is the designated hedged risk. The carrying amount excluded $892 million and $260 million for AFS debt securities where only foreign currency risk is the designated hedged risk as of December 31, 2025 and 2024, respectively.
(2)Represents the full carrying amount of the hedged asset or liability item as of the balance sheet date, except for circumstances in which only a portion of the asset or liability was designated as the hedged item in which case only the portion designated is presented.
(3)The balance includes $100 million and $455 million of trading assets and long-term debt cumulative basis adjustments, respectively, as of December 31, 2025, and $(23) million and $566 million of trading assets and long-term debt cumulative basis adjustments, respectively, as of December 31, 2024, on terminated hedges whereby the hedged items have subsequently been re-designated into existing hedges.
(4)Carrying amount represents the amortized cost.
(5)At December 31, 2025 and 2024, the amortized cost of closed portfolios of AFS debt securities using the portfolio layer method was $43.2 billion and $18.6 billion, respectively, of which $15.3 billion and $9.0 billion was designated as hedged, respectively. The balance includes cumulative basis adjustments of $75 million and $(43) million as of December 31, 2025 and 2024, respectively, related to certain AFS debt securities designated as the hedged item in a fair value hedge using the portfolio layer method.
(6)Trading assets consists of hedged physical commodities inventory. In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Derivatives Not Designated as Hedging Instruments
Derivatives not designated as hedging instruments include economic hedges and derivatives entered into for customer accommodation trading purposes.

ECONOMIC HEDGES AND OTHER. Economic hedge and other derivatives do not qualify for, or we have elected not to apply, hedge accounting. We use economic hedge derivatives to manage our non-trading exposures to interest rate risk, equity price risk, foreign currency risk, and credit risk. Other derivatives include non-economic hedges not part of our portfolio of customer accommodation trading derivatives.

Table 13.6 shows the net gains (losses) related to economic hedge and other derivatives. Gains (losses) on customer accommodation trading derivatives are excluded from Table 13.6. See Note 20 (Revenue and Expenses) for additional information on net gains and (losses) from trading activities.
Table 13.6: Gains (Losses) on Economic Hedge and Other Derivatives

	Year ended December 31,
(in millions)	2025	2024	2023
Interest rate contracts (1)	$269	(633)	(321)
Equity contracts (2)	139	(17)	(177)
Foreign exchange contracts (3)	(846)	300	(824)
Credit contracts (4)	(84)	4	13
Net gains (losses) recognized related to economic hedge derivatives	$(522)	(346)	(1,309)
(1)Includes economic hedge and other derivative gains and (losses) related to mortgage banking activities, which were recognized in mortgage banking noninterest income. These activities include derivative loan commitments and hedges of residential MSRs, residential mortgage LHFS, derivative loan commitments, and other interests held. For additional information on our mortgage banking interest rate contracts, see Note 6 (Mortgage Banking Activities). Other derivative gains and (losses) not related to mortgage banking were recognized in other noninterest income.
(2)Includes derivative gains and (losses) used to economically hedge the deferred compensation plan liabilities, which were recognized in personnel noninterest expense, and other derivative instruments related to our previous sales of shares of Visa Inc. Class B common stock, which were recognized in other noninterest income.
(3)Includes derivatives used to mitigate foreign exchange risk of specified foreign currency-denominated assets and liabilities. In 2025 and 2024, gains and (losses) were recognized in net gains from trading and securities within noninterest income. Prior to 2024, gains and (losses) were recognized in other noninterest income.
(4)Includes credit derivatives used to hedge certain loan exposures. Gains and (losses) were recognized in other noninterest income.
CUSTOMER ACCOMMODATION TRADING. For customer accommodation trading purposes, we use swaps, futures, forwards, spots and options to assist our customers in managing their own risks, including interest rate, commodity, equity, foreign exchange, and credit contracts. These derivatives are not linked to specific assets and liabilities on our consolidated balance sheet or to forecasted transactions in an accounting hedge relationship and, therefore, do not qualify for hedge accounting. Customer accommodation trading derivatives also include derivatives entered into to manage our risk exposure related to trading assets or liabilities. Changes in the fair value of customer accommodation trading derivatives are recognized in net gains from trading and securities.
DERIVATIVE VALUATION ADJUSTMENTS. We incorporate certain adjustments in determining the fair value of our derivatives, including credit valuation adjustments (CVA) to reflect counterparty credit risk related to derivative assets, debit valuation adjustments (DVA) to reflect Wells Fargo’s own credit risk related to derivative liabilities, and funding valuation adjustments (FVA) to reflect the funding cost of uncollateralized or partially collateralized derivative assets and liabilities. CVA, which considers the effects of enforceable master netting agreements and collateral arrangements, reflects market-based views of the credit quality of each counterparty. We estimate CVA based on observed credits spreads in the credit default swap market and indices indicative of the credit quality of the counterparties to our derivatives.

Table 13.7 presents the impact of derivative valuation adjustments (excluding the effect of any related hedges), which are included in net gains (losses) from trading and securities on the consolidated statement of income. For additional information, see Note 20 (Revenue and Expenses).
Table 13.7: Net Gains (Losses) from Derivative Valuation Adjustments

	Year ended December 31,
(in millions)	2025	2024	2023
CVA	$(11)	17	80
DVA	(26)	4	(109)
FVA	(8)	(85)	—
Total	$(45)	(64)	(29)
Table 13.8 presents the impact of derivative valuation adjustments on derivative fair values.
Table 13.8: Derivative Valuation Adjustments

	Contra Liability (Contra Asset)
(in millions)	Dec 31, 2025	Dec 31, 2024
CVA	$(286)	(275)
DVA	200	226
FVA, net	(93)	(85)
Total derivative valuation adjustments	$(179)	(134)
Credit Derivatives
Credit derivative contracts transfer the credit risk of a reference asset or entity from one party (the purchaser of credit protection) to another party (the seller of credit protection). We use credit derivatives to assist customers in managing their risks, to manage our counterparty credit risk, and to hedge certain loan exposures. We act as both a purchaser and seller of credit protection. We may purchase and sell credit protection on corporate debt obligations through the use of credit default swaps, risk participation swaps or other credit derivatives. As a seller of credit protection, we would be required to perform under the sold credit derivatives in the event of default by the referenced obligors, such as bankruptcy, capital restructuring or lack of principal and/or interest payment.
Table 13.9 provides details of sold credit derivatives.
Table 13.9: Sold Credit Derivatives

	Credit protection sold - Notional amount
(in millions)	Total	Non-investment grade
December 31, 2025
Credit default swaps	$12,568	922
Risk participation swaps	6,208	4,052
Total credit derivatives	$18,776	4,974
December 31, 2024
Credit default swaps	$10,516	684
Risk participation swaps	6,007	3,779
Total credit derivatives	$16,523	4,463
Total credit protection sold represents the estimated maximum exposure to loss that would be incurred if, upon an event of default, the value of our interests and any associated collateral declined to zero. Maximum exposure does not take into consideration any recovery value from the referenced obligation or offset from collateral held or any economic hedges. Non-investment grade amounts represent those credit derivatives with a higher risk of us being required to perform under the terms of the credit derivative based on the risk of the underlying assets. We consider the credit risk to be low if the underlying assets referenced by the credit derivative have an external rating that is investment grade. If an external rating is not available, we classify the credit derivative as non-investment grade.

We manage our maximum exposure to sold credit derivatives by requiring collateral from our counterparties, which may include cash and non-cash collateral, and entering into purchased credit derivatives with identical or similar reference positions in order to achieve our desired credit risk profile. Our credit risk management approach is designed to provide the ability to recover amounts that would be paid under sold credit derivatives.
Credit-Risk Contingent Features
Certain of our derivative contracts contain provisions whereby if the credit rating of our debt were to be downgraded by certain major credit rating agencies, the counterparty could demand additional collateral or require termination or replacement of derivative instruments in a net liability position. Table 13.10 illustrates our exposure to OTC bilateral derivative contracts with credit-risk contingent features, collateral we have posted, and the additional collateral we would be required to post if the credit rating of our debt was downgraded below investment grade.
Table 13.10: Credit-Risk Contingent Features

(in billions)	Dec 31, 2025	Dec 31, 2024
Net derivative liabilities with credit-risk contingent features	$26.3	23.8
Collateral posted	22.7	19.8
Additional collateral to be posted upon a below investment grade credit rating (1)	3.7	4.1
(1)Any credit rating below investment grade requires us to post the maximum amount of collateral.